December 30, 2009

FILED AS EDGAR CORRESPONDENCE

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”)
(File Nos. 2-92633 and 811-04087)

Dear Sir or Madam:

On behalf of Manning & Napier Fund, Inc. we are filing an initial registration statement, Post-Effective Amendment (“PEA”) No. 77 pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

1.	a combined prospectus for the Class S shares of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series (“Pro-Blend Series”);

2.	a combined prospectus for the Class I shares of the Pro-Blend Series;

3.	a combined prospectus for the Class C shares of the Pro-Blend Series;

4.	a combined prospectus for the Class Z, D and E shares for the Pro-Blend Series;

5.	a combined prospectus for the Class A shares of the Tax Managed Series and Equity Series;

6.	a prospectus for the Class B, Z, D and E shares of Tax Managed Series;

7.	a prospectus for the Overseas Series;

8.	a prospectus for the Class I, K, R, and C shares of the Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series;

9.	a prospectus for the Dividend Focus Series;

10.	a combined statement of additional information; and

11.	Part C.

The Amendment is being filed to conform the series’ prospectuses to the amendments to Form N-1A that became effective on March 31, 2009.

Please contact the undersigned at (585) 325-6880 with your comments concerning this filing.

Sincerely,

/s/ Amy J. Williams

Amy J. Williams

Fund Services Manager

cc:	Patricia Williams, Securities and Exchange Commission

Timothy Levin, Morgan, Lewis & Bockius LLP

Richard Yates, Manning & Napier Advisors, Inc.